UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                         Washington,  D.C.  20549

                                 Form 13F

                            Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	09/30/2006

Check here if Amendment  [   ];  Amendment Number:  ______
     This Amendment (Check only one.):		[   ]	is a restatement.
                                            [   ]	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Equinox Capital Management, LLC
Address:	590 Madison Avenue
           New York, N.Y. 10022

Form 13F File Number:    28-3706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Laurie A Vicari
Title:	Chief Compliance Officer
Phone:	212-207-1100

Signature, Place and Date of Signing:

/S/ Laurie A Vicari                        New York, NY
10/18/06

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					FORM 13F SUMMARY PAGE


Report Summary:

Name of Other Included Managers:		n/a

Form 13F Information Table Entry Total:	69

Form 13F Information Table Value Total: 	$6247484  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column
headings and list entries.] 	 NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD ORD                    COM              G0070K103     5246    95850 SH       SOLE                    95850
AETNA INC NEW COM              COM              00817Y108    90141  2279163 SH       SOLE                   298113           1981050
ALCOA INC.                     COM              013817101     5928   211400 SH       SOLE                   211400
ANADARKO PETE CO               COM              032511107   114434  2610856 SH       SOLE                   487356           2123500
AT&T INC COM                   COM              00206R102   268828  8256387 SH       SOLE                  1392439           6863948
BANK OF AMERICA CORP           COM              060505104    15420   287855 SH       SOLE                   287855
BP PLC SPONSORED ADR           COM              055622104   140480  2142113 SH       SOLE                   286741           1855372
CARDINAL HEALTH INC. COMMON    COM              14149Y108   146650  2230765 SH       SOLE                   344891           1885874
CENTEX CORP                    COM              152312104     4883    92800 SH       SOLE                    92800
CHEVRON CORP NEW COM           COM              166764100   164430  2535154 SH       SOLE                   568404           1966750
CHUBB CORP                     COM              171232101     8090   155700 SH       SOLE                   155700
CITIGROUP INC.                 COM              172967101   235665  4744617 SH       SOLE                   851267           3893350
COMCAST CORP CL K              COM              20030N200      379    10300 SH       SOLE                    10300
COMCAST CORP-CL A              COM              20030N101     9529   258250 SH       SOLE                   258250
COMERICA INC                   COM              200340107     7348   129100 SH       SOLE                   129100
COMMUNITY HLTH SYS NEW COM     COM              203668108     6618   177200 SH       SOLE                   177200
CONOCOPHILLIPS COM             COM              20825C104   192750  3237865 SH       SOLE                   604115           2633750
DOW CHEM CO                    COM              260543103   144339  3702896 SH       SOLE                   660467           3042429
EASTMAN KODAK CO               COM              277461109   221854  9904194 SH       SOLE                  1660444           8243750
ELECTRONIC DATA SYSTEMS CORP   COM              285661104   163844  6682037 SH       SOLE                  1092760           5589277
FEDERAL HOME LN                COM              313400301   206026  3106078 SH       SOLE                   515628           2590450
FEDERATED DEPT S               COM              31410H101   218315  5052417 SH       SOLE                   822817           4229600
FIRSTENERGY CORP.              COM              337932107   132288  2368213 SH       SOLE                   317663           2050550
FORTUNE BRAND                  COM              349631101   112603  1499178 SH       SOLE                   204178           1295000
GANNETT INC                    COM              364730101   122313  2152265 SH       SOLE                   291765           1860500
GAP INC DEL                    COM              364760108   108896  5746508 SH       SOLE                   773286           4973222
GENERAL ELEC CO                COM              369604103   220985  6260187 SH       SOLE                  1053937           5206250
HANESBRANDS INC COM            COM              410345102      598    26586 SH       SOLE                    26586
HARTFORD FINL SVCS             COM              416515104   189695  2186689 SH       SOLE                   383662           1803027
HEWLETT PACKARD                COM              428236103     1805    49200 SH       SOLE                    49200
HOME DEPOT INC                 COM              437076102   113639  3133132 SH       SOLE                   451282           2681850
IBM CORP                       COM              459200101   261539  3191836 SH       SOLE                   545886           2645950
JPMORGAN CHASE & CO COM        COM              46625H100   225684  4805879 SH       SOLE                   977389           3828490
KEYCORP                        COM              493267108     4457   119050 SH       SOLE                   119050
KINDRED HEALTHCARE INC COM     COM              494580103     4100   137900 SH       SOLE                   137900
LENNAR CORP                    COM              526057104     4244    93800 SH       SOLE                    93800
LEXMARK INTL                   COM              529771107     6095   105700 SH       SOLE                   105700
LOEWS CORP                     COM              540424108   155995  4115965 SH       SOLE                   527315           3588650
MASSEY ENERGY CORP COM         COM              576206106     4473   213600 SH       SOLE                   213600
MCDONALDS CORP                 COM              580135101     5257   134388 SH       SOLE                   134388
MEADWESTVACO CORP COM          COM              583334107   155077  5849767 SH       SOLE                   996949           4852818
MERRILL LYNCH &                COM              590188108     3111    39767 SH       SOLE                    39767
MORGAN STANLEY                 COM              617446448    11005   150940 SH       SOLE                   146100              4840
MOTOROLA INC                   COM              620076109     8740   349600 SH       SOLE                   349600
NEWELL CO                      COM              651229106     5058   178600 SH       SOLE                   178600
NORTHROP GRUMMAN CORP          COM              666807102   188494  2769119 SH       SOLE                   497069           2272050
OWENS-ILLINOIS                 COM              690768403     4426   287000 SH       SOLE                   287000
PACTIV CORP COM                COM              695257105     7219   254000 SH       SOLE                   254000
PFIZER INC                     COM              717081103   299796 10571103 SH       SOLE                  1912781           8658322
PPL CORP COM                   COM              69351T106     6376   193800 SH       SOLE                   193800
RADIOSHACK CORP COM            COM              750438103     3916   202900 SH       SOLE                   202900
REALOGY CORP COM               COM              75605E100    48245  2127193 SH       SOLE                   381111           1746082
SAFEWAY STORES                 COM              786514208     6109   201300 SH       SOLE                   201300
SARA LEE CORP                  COM              803111103     3418   212700 SH       SOLE                   212700
ST PAUL TRAVELERS INC COM      COM              792860108   244663  5217810 SH       SOLE                   698357           4519453
SUNTRUST BKS INC               COM              867914103    58367   755269 SH       SOLE                   100119            655150
SUPER VALU STORE               COM              868536103    18220   614519 SH       SOLE                    79819            534700
TEVA PHARMACEUTCL INDS ADR     COM              881624209     5561   163133 SH       SOLE                   163133
TRIAD HOSPITALS INC COM        COM              89579K109   179488  4076502 SH       SOLE                   620954           3455548
TYCO INTL LTD NEW COM          COM              902124106   132774  4743614 SH       SOLE                   917364           3826250
UNION PAC CORP COM             COM              907818108   150182  1706615 SH       SOLE                   298915           1407700
UNITED TECHNOLOG               COM              913017109   124297  1962073 SH       SOLE                   367123           1594950
UNUMPROVIDENT CORP COM         COM              91529Y106     6177   318550 SH       SOLE                   318550
VERIZON COMMUNICATIONS COM     COM              92343V104    10578   284900 SH       SOLE                   284900
WACHOVIA CORP 2ND NEW COM      COM              929903102   245357  4397076 SH       SOLE                   771533           3625543
WASHINGTON MUTUAL INC.         COM              939322103   214867  4942877 SH       SOLE                   852426           4090451
WILLIAMS COS INC               COM              969457100     4161   174300 SH       SOLE                   174300
WYETH COM                      COM              983024100     8333   163900 SH       SOLE                   163900
WYNDHAM WORLDWIDE CORP COM     COM              98310W108    47603  1701920 SH       SOLE                   304930           1396990